MADRONA DOMESTIC ETF
NYSE Arca Ticker: FWDD

MADRONA INTERNATIONAL ETF
NYSE Arca Ticker: FWDI

MADRONA GLOBAL BOND ETF
NYSE Arca Ticker: FWDB

Sub-Advised by:
Madrona Funds, LLC

ADVISORSHARES TRUST
2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland  20814
www.advisorshares.com
877.THE.ETF1

Prospectus dated February 14, 2011,
 as supplemented July 5, 2011

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

-i-

MADRONA DOMESTIC ETF (NYSE Arca Ticker: FWDD)

INVESTMENT OBJECTIVE

The Madrona Domestic ETF (the “Fund”) seeks to provide long-term capital appreciation above the capital appreciation of its benchmark, the S&P 500 Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.80%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.12%

(a)
Because the Fund is new, “Other Expenses” is based on estimated amounts for the current fiscal year. If “Other Expenses” exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.25% ( excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the “Fee Cap”), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap until October 31, 2012. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Madrona Domestic ETF	1 YEAR	3 YEARS
	$114	$355

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance.  This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES

Madrona Funds, LLC (“Madrona” or the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by selecting a portfolio of up to 500 of the largest U.S. traded equity securities.  The Sub-Advisor selects the securities for the Fund’s portfolio using a weighted allocation system based on consensus analyst estimates of the present value of future expected earnings relative to the share price of each security. The Sub-Advisor’s investment committee meets on a bi-weekly basis to monitor the portfolio and make allocation decisions. The investment committee uses third party analyst research and a proprietary fundamental process to make allocation decisions and employs guidelines to protect against dramatic over or under weighting of individual securities in the Fund’s portfolio.  The investment committee relies heavily on a stock’s price and market cap relative to its future expected earnings in its analysis of individual securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap stocks is less than for other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Madrona Funds, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGERS

Name and Title	Length of Service with Madrona Funds, LLC
Brian K. Evans, Founder/Managing Member/Portfolio Manager	Since September, 2010
Robert W. Bauer, Member/Portfolio Manager	Since September, 2010
Kristi R. Henderson, Member/Portfolio Manager	Since September, 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page 12 of this Prospectus.

MADRONA INTERNATIONAL ETF (NYSE Arca Ticker: FWDI)

INVESTMENT OBJECTIVE

The Madrona International ETF (the “Fund”) seeks to provide long-term capital appreciation above the capital appreciation of its international benchmarks, such as the MSCI EAFE Index, the Fund’s primary benchmark, and the BNY Mellon Classic ADR Index, the Fund’s secondary benchmark.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.80%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.12%

(a)
Because the Fund is new, “Other Expenses” is based on estimated amounts for the current fiscal year. If “Other Expenses” exceeds the estimated amount and causes the Fund's Total Annual Fund Operating Expenses to exceed 1.25% ( excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (the “Fee Cap”), the Advisor has contractually agreed to reduce its fees and/or reimburse expenses to keep the Fund's Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the Fee Cap until October 31, 2012. The Fee Cap arrangement (i) may be terminated at any time by the Board of Trustees, and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Madrona International ETF	1 YEAR	3 YEARS
	$114	$355

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance.  This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES

Madrona Funds, LLC (“Madrona” or the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by selecting a portfolio primarily composed of American Depository Receipts (“ADRs”) from among the largest issuers of Europe, Australasia and the Far East (“EAFE”) and Canada.  The Fund’s portfolio may also include U.S. traded securities of large-capitalization non-U.S. issuers that provide exposure to certain markets deemed to be emerging markets.  Securities are selected, weighted and sold based upon the Sub-Advisor’s proprietary investment process.  The Sub-Advisor’s investment committee meets on a bi-weekly basis to monitor the portfolio and make allocation decisions. The investment committee uses third party analyst research and a proprietary fundamental process to make allocation decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Currency Risk.  As a result of the Fund’s investments in securities receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, which may cause the dollar value of an investment in the Fund to be adversely affected.

Depositary Receipt Risk.  ADRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Emerging Markets Risk.  Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Geographic Concentration Risk.  To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund has concentrated investment exposure to the countries and regions listed below.

Asia. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Canada. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries.  It is also heavily dependent on trading with key partners.  Any reduction in this trading may adversely affect the Canadian economy.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies.  The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap stocks is less than for other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Madrona Funds, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGERS

Name and Title	Length of Service with Madrona Funds, LLC
Brian K. Evans, Founder/Managing Member/Portfolio Manager	Since September, 2010
Robert W. Bauer, Member/Portfolio Manager	Since September, 2010
Kristi R. Henderson, Member/Portfolio Manager	Since September, 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page 12 of this Prospectus.

MADRONA GLOBAL BOND ETF (NYSE Arca Ticker: FWDB)

INVESTMENT OBJECTIVE

The Madrona Global Bond ETF (the “Fund”) seeks investment results that exceed the price and yield performance of its benchmark, the Barclays Capital Aggregate Bond Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	0.50%
DISTRIBUTION (12b-1) FEES	0.00%
OTHER EXPENSES(a)	0.47%
ACQUIRED FUND FEES AND EXPENSES(b)	0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.17%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(d)	0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR REIMBURSEMENTS	1.15%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
As a shareholder in certain underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)
The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in the Acquired Funds.

(d)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of the Fund’s average daily net assets until October 31, 2012. This agreement is limited to the Fund’s direct operating expenses and, therefore, does not apply to “Acquired Fund Fees and Expenses.”  The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If the commissions were included, your costs would be higher.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Madrona Global Bond ETF	1 YEAR	3 YEARS
	$117	$369

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Fund performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. The Fund does not pay transaction costs on in-kind creations or redemptions.

PRINCIPAL INVESTMENT STRATEGIES

Madrona Funds, LLC (“Madrona” or the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by selecting a portfolio of fixed income (bond) exchange-traded funds (the “Underlying ETFs”) and other exchange-traded products (“ETPs”), including but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and exchange-traded commodity pools.  The Fund invests in ETFs that provide exposure to at least 12 distinct bond classes, including but not limited to short-term treasury bonds, municipal bonds, and high yield U.S. corporate bonds (sometimes referred to as “junk bonds”).  The Sub-Advisor will construct the Fund’s portfolio using a weighted allocation system based on yield curve analysis of each bond category.  The investment committee meets on a bi-weekly basis to monitor the Fund’s portfolio and make allocation decisions.  The investment committee uses third party analyst research and a proprietary fundamental process to make allocation decisions.  Each major bond category will have a three percent minimum percentage inclusion in the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETP or ETF generally reflect the risks of owning the underlying investments of the ETP or ETF, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

Underlying Fund Investment Risk. Through its investments in the Underlying ETFs or ETPs, the Fund will be subject to the risks associated with the Underlying ETFs’ or ETP’s investments, including the possibility that the value of the securities or assets held by an Underlying ETF or ETP could decrease.  These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each Underlying ETF’s or ETP’s asset allocation.

•
Commodities Risk.  The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk.  An Underlying ETF or ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

•
Credit Risk. Certain of the Underlying ETFs or ETPs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the Underlying ETF’s or ETP’s share price to fall.  The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Fixed Income Risk.  An Underlying ETF’s or ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETF or ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
High Yield Risk.  An Underlying ETF or ETP may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Income Risk.  An Underlying ETF or ETP may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETF’s or ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk. An Underlying ETF’s or ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

•
Investment Risk.  An investment in an Underlying ETF or ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an Underlying ETF or ETP. Further, there is no guarantee that an Underlying ETF or ETP will be able to achieve its objective.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Madrona Funds, LLC	Sub-Advisor and Portfolio Manager

PORTFOLIO MANAGERS

Name and Title	Length of Service with Madrona Funds, LLC
Brian K. Evans, Founder/Managing Member/Portfolio Manager	Since September, 2010
Robert W. Bauer, Member/Portfolio Manager	Since September, 2010
Kristi R. Henderson, Member/Portfolio Manager	Since September, 2010

PURCHASE AND SALE OF FUND SHARES, TAX INFORMATION AND PAYMENT TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

For important information about the purchase and sale of Fund shares, tax information, and payments to broker dealers and other financial intermediaries, please turn to “Additional Fund Summary Information” section on page 12 of this Prospectus.

ADDITIONAL FUND SUMMARY INFORMATION

PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” The shares of the Funds that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into a Fund a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 25,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Funds are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as ordinary income or capital gains (or a combination of both) unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT FUND INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.  Each Fund’s benchmark(s) also may be changed without shareholder approval.

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Each Fund is an actively managed exchange-traded fund (“ETF”) and thus does not seek to replicate the performance of a specified index.  An actively managed ETF uses an active investment strategy to seek to meet its investment objective.  Accordingly, the Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage each Fund’s portfolio in accordance with each Fund’s investment objective.

The Funds Investment Philosophy
Madrona employs a forward-looking fundamental investment process when making capital allocation decisions across investment strategies for the Funds.  The underlying investment process for the Madrona Domestic ETF and the Madrona International ETF is based on a measure of forecasted earnings and projected growth relative to the price of the equities.  The underlying investment process for the Madrona Global Bond ETF is based on fundamental yield curve analysis and a measure of mean reversion for future expected yield curve trajectory.

Each Fund utilizes a core investment allocation strategy which seeks to replace what Madrona’s investment committee deems inefficient index methodologies for core investing that are prevalent in the marketplace.  The Funds invest in actively managed broadly diversified portfolios and differ from most traditional indices in that the proportion, or weighting, of the securities in the Funds are based on forward-looking fundamental analysis.  Most traditional indices and index funds weight their securities by looking simply at the market capitalization of such securities.  Risk management guidelines are employed to protect against dramatic over or under weighting of individual securities, reducing company specific risks, as most traditional index funds allocate more than 65% of its total investment into the top quartile of companies.

Madrona Domestic ETF

The Madrona Domestic ETF invests in an actively managed broadly diversified portfolio of up to 500 of the largest domestic stocks selected and weighted using their proprietary fundamental investment process. The Fund is expected to have low turnover and be tax efficient.  Changes to the Fund’s portfolio typically occur upon the reporting and analysis of individual securities through the earnings season and rely heavily on a stock’s price and market cap relative to the future expected earnings.

Investment Process

Step 1: Madrona’s use of third party research consists of analyzing the consensus analyst valuation estimates to drive the proprietary models that derive the present value of future expected earnings relative to current stock price of each stock.

Step 2: Madrona reviews this data on a company by company basis and the companies are put in order from most attractive to least attractive and the Fund weights these companies accordingly.

Step 3: Risk management guidelines are established to allocate the total percentage invested in each quartile of securities. In other words, each group of 125 securities will receive a certain investment percentage within Madrona’s established guidelines. This process ensures no dramatic over-weighting or under-weighting of individual securities.

Step 4: The Fund’s portfolio is consistently monitored when company specific data is released and the Sub-Advisor’s models are updated to drive allocation changes.

Who should invest in the Madrona Domestic ETF?

•	Investors Seeking Diversification. Spreading your investment risk among 500 companies with a material allocation to all quartiles can help diversify an overall portfolio.

•	Investors Looking For Alternatives. The Fund is an alternative to market cap indices, such as its benchmark, the S&P 500 Index.

Madrona International ETF

The Madrona International ETF primarily invests in an actively managed broadly diversified portfolio of at least 250 of the largest securities traded as ADRs in developed and emerging international countries. The Fund is expected to have low turnover and be tax efficient.  Changes to the Fund’s portfolio typically occur upon the reporting and analysis of individual securities through the earnings season and rely heavily on a security’s price and market cap relative to future earnings.

All securities selected for investment in the Fund must meet the following constraint tests:

•	Each security selected for the Fund’s portfolio shall have a minimum market value of at least $100 million at the time it is selected for investment.

•
Each security selected for the Fund’s portfolio shall have a minimum global monthly trading volume of 250,000 shares, or a minimum global notional volume traded per month of $25 million, averaged over the last six months.

Investment Process

Step 1: Madrona’s use of third party research consists of analyzing the consensus analyst valuation estimates to drive the proprietary models that derive the present value of future expected earnings relative to current stock price of each stock.

Step 2: Madrona reviews this data on a company by company basis and the companies are put in order from most attractive to least attractive and the Fund weights these companies accordingly.

Step 3: Risk management guidelines are established to allocate the total percentage invested in each quartile of securities. Each quartile will receive a certain investment percentage within Madrona’s established guidelines. This process ensures no dramatic over-weighting or under-weighting of individual securities.

Step 4: The Fund’s portfolio is consistently monitored when company specific data is released and the Sub-Advisor’s models are updated to drive allocation changes.

Who should invest in the Madrona International ETF?

•
Investors Seeking Diversification.  Spreading your investment risk among EAFE, Canadian and Emerging Market companies with a material allocation to all quartiles can help diversify an overall portfolio.

•	Investors Looking For Alternatives. The Fund is an alternative to market cap indices, such as its benchmarks, the MSCI EAFE Index and the BNY Mellon Classic ADR Index.

Madrona Global Bond ETF

The Madrona Global Bond ETF invests in at least 12 distinct global bond classes, including, but not limited to, the list below.  The Fund invests in an ETF for each of the bond classes held in the portfolio. The Fund is expected to have low turnover and be tax efficient.  Changes to the Fund’s portfolio typically occur upon the reporting and analysis of each bond category’s risk assessment.

Bond Classes
•	Mortgage Backed/Agency
•	Investment Grade U.S. Corporate
•	Short-Term Treasury
•	Intermediate-Term Treasury
•	Long-Term Treasury
•	Inflation Protected Treasury (TIPS)
•	High Yield U.S. Corporate
•	International Treasury
•	Convertible and Preferred
•	Emerging Markets
•	Municipal
•	International Investment Grade Corporate
•	International High Yield
•	Build America Bonds

Investment Process

Step 1: Madrona selects an ETF for each bond category based on expense ratios and institutional strengths of each ETF provider to ensure efficient internal trading.

Step 2: Madrona’s use of third party research consists of analyzing the historical class by class yield-curve analysis and how the curve stands in relation to the current yield-curve of the particular bond class. Based on the research, Madrona determines which bond classes will receive higher and lower than average allocations as compared to typical bond indices.

Step 3: Risk management guidelines are established to allocate the total percentage invested in each bond class. Each class will receive a minimum investment within Madrona’s established guidelines. This process ensures no dramatic over-weighting or under-weighting of individual bond categories.

Step 4: The Fund’s portfolio is consistently monitored when bond class data is released and the Sub-Advisor’s models are updated to drive allocation changes.

Who should invest in the Madrona Global Bond ETF?

•
Investors Seeking Diversification.  Spreading your investment risk among bonds in all of the material global bond sectors, including bonds with different maturities and credit qualities and investing in thousands of individual bonds by using a fund of funds structure can help diversify an overall portfolio.

•	Investors Seeking Simplification. The Fund is designed for investors seeking one bond fund that includes all the major global bond sectors.

Transparency
Each Fund’s portfolio holdings will be disclosed on the AdvisorShares Trust’s (the “Trust”) website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUNDS

This section provides additional information regarding certain of the Funds’ principal risks.

Currency Risk.  A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. While the Fund may engage in currency hedging transactions, it generally does not intend to do so.

Early Closing Risk.  The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of a Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

Equity Risk.  Investment in a Fund involves the risks inherent in an investment in any equity security, including the risk that the general level of stock prices may decline thereby adversely affect the value of the Fund’s portfolio.  The value of portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of such securities (particularly those that are heavily weighted in the S&P 500 Index), the value of common stocks generally and other factors.   The general condition of the stock market also may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Emerging Markets Risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor or Sub-Advisor, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade, and can be subject to greater social, economic, regulatory, and political uncertainties potentially resulting in extreme market volatility. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation or assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in other securities or financial instruments whose returns are related to the returns of emerging market securities.

Exchange Traded Vehicle Risk.  A Fund may invest in ETFs and ETPs. While the risks of owning shares of an ETP or ETF generally reflect the risks of owning the underlying investments of the ETP or ETF, lack of liquidity in an ETP or ETF can result in its value being more volatile than the underlying portfolio investments.  In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market.  If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Foreign Investment Risk.  A Fund may have significant exposure to securities or obligations of foreign companies through its investments in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in financial instruments that are indirectly linked to the performance of foreign issuers may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by a Fund.

Geographic Concentration Risk.  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Asia. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on certain emerging markets and the Hong Kong and Taiwanese economies.

Canada. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries.  It is also heavily dependent on trading with key partners.  Any reduction in this trading may adversely affect the Canadian economy.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and     their trading partners.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Large-Capitalization Securities Risk.  A Fund may have significant exposure to the securities of large-cap domestic and foreign issuers.  As a result, the Fund may be subject to the risk that the large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the Fund’s performance to be less than you expect.

Liquidity Risk.  Trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.  In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.  There can be no assurance that the requirements necessary to maintain the listing of the shares of a Fund will continue to be met or will remain unchanged.

Market Risk.  Due to market conditions, a Fund’s investments may fluctuate significantly from day to day.  This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk.  Shares of the Fund may trade below their NAV.  The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.  However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

Underlying Fund Investment Risk.  A Fund is subject to the same risks as the Underlying ETFs, except a Fund may have the benefit of additional diversification.  While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the ETF, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.  In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in a Fund.

OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETFs

The value of your investment in a Fund is based primarily on the prices of the Underlying ETFs that a Fund purchases.  In turn, the price of each Underlying ETF is based on the value of its securities.  The prices of these securities change daily and each Underlying ETF’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the Underlying ETFs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities.  An overview of the principal risks of the Underlying ETFs is provided below.  The degree to which the risks described below apply to a Fund varies according to its asset allocation.  A complete list of each Underlying ETF can be found daily on the Trust’s website.  Each investor should review the complete description of the principal risks of each Underlying ETF prior to investing in a Fund.

Concentration Risk. An Underlying ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector.

Credit Risk.  Certain of the Underlying ETFs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall.  The Underlying ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds.  Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns.  Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Emerging Markets Risk.  An Underlying ETF’s investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETF’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fixed Income Risk. An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, an Underlying ETF that holds these securities may exhibit additional volatility.  This is known as extension risk.  When interest rates decline, borrowers may pay off their fixed income securities sooner than expected.  This can reduce the returns of an Underlying ETF because the fund will have to reinvest that money at the lower prevailing interest rates.  This is known as prepayment risk.

High Yield Risk.  An Underlying ETF may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk).  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Underlying ETF may lose its entire investment.

Income Risk.  An Underlying ETF may derive dividend and interest income from certain of its investments.  This income can vary widely over the short- and long-term.  If prevailing market interest rates drop, distribution rates of an Underlying ETF’s income producing investments may decline which then may adversely affect a Fund’s value.  The dividend and interest income produced by certain of the Underlying ETF’s portfolio holdings also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk.  An Underlying ETF’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETF’s yield will change over time.  During periods when interest rates are low, an Underlying ETF’s yield (and total return) also may be low.  Changes in interest rates also may affect an Underlying ETF’s share price: a sharp rise in interest rates could cause the fund’s share price to fall.  This risk is greater when the Underlying ETF holds bonds with longer maturities.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETF anticipates interest rate trends imprecisely, the Underlying ETF could miss yield opportunities or its share price could fall.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions.  To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments either directly or through Underlying ETFs.  A Fund may be invested in these instruments for extended periods, depending on the Sub-Advisor’s assessment of market conditions.  These debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, repurchase agreements and bonds that are BBB or higher.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because a Fund would bear its pro-rata portion of such money market fund’s advisory fees and operational fees.

Please see the Statement of Additional Information (“SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment advisor of the Funds.  The Advisor continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Advisor provides investment and operational oversight of the Sub-Advisor. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.  As of February 1, 2011, the Advisor had approximately $171,000,000 in assets under management.  Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive 0.80% of the NAV of the Madrona Domestic ETF, 0.80% of the NAV of the Madrona International ETF and 0.50% of the NAV of the Madrona Global Bond ETF; and such fees do not include breakpoints.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.  The Advisor has contractually agreed to reduce its fees and/or reimburse expense in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding (i) 1.25% of the Madrona Domestic ETF’s average daily net assets, (ii) 1.25% of the Madrona International ETF’s average daily net assets, and (iii) 0.95% of the Madrona Global Bond ETF’s average daily net assets until October 31, 2012.  The expense limitation agreement (i) may be terminated at any time by the Board, (ii) may be terminated by the Advisor upon ninety days’ prior written notice to the Trust, with such termination to be effective as of the close of business on the last day of the then-current one-year period; or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, and (iii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.  The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund; upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon thirty (30) days’ prior written notice to the Trust. If at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.25% or 0.95%, respectively, to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

INVESTMENT SUB-ADVISOR
Madrona Funds, LLC, located at 2911 Bond Street, Suite 105, Everett, Washington 98201, serves as investment sub-advisor to each Fund and is an affiliate of BondStreet Wealth Management, LLC.  The Sub-Advisor is responsible for selecting the Funds’ investments according to each Fund’s investment objective, polices and restrictions. Madrona Funds, LLC was established in 2010. BondStreet Wealth Management, LLC serves as investment advisor to a variety of individual and institutional investor accounts.

Pursuant to an investment sub-advisory agreement between the Sub-Advisor and the Advisor, the Advisor pays the Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee based on the average daily net assets of that Fund as follows:

Fund	Advisory Fee (As a percentage of average daily net assets)
Madrona Domestic ETF	0.40%
Madrona International ETF	0.40%
Madrona Global Bond ETF	0.25%

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement will be available in the Funds’ June 30, 2011 Annual Report to Shareholders.

PORTFOLIO MANAGERS
The following portfolio managers are primarily responsible for the day-to-day management of the Funds.

Brian K. Evans, CPA/PFS, Founder, Managing Member, and Portfolio Manager
Mr. Evans founded Madrona Funds, LLC in September, 2010. He is primarily responsible for operational management as well as implementation and development of investment strategies for Madrona Funds, LLC. Brian is President and owner of Bauer Evans, Inc. P.S. (“Bauer Evans”), and has been a CPA for 24 years. Bauer Evans is one of the largest certified public accounting firms in Snohomish County, Washington serving over 1,200 clients. It is a full service CPA firm offering estate and trust planning, broad based business consulting, tax compliance and planning, audited, reviewed, and compiled financial statements for non-profits, for-profits, and retirement plans, complete back office accounting solutions and consultations services on real estate tax and investment opportunities.

Brian is also Principal and owner of BondStreet Wealth Management, LLC (“BondStreet”). BondStreet is an independent registered investment advisor offering comprehensive global investment services. BondStreet’s staff manages over $135 million of client assets and was ranked by Financial Advisor Magazine as one of the top 25 fastest growing companies in its class in the country for 3 consecutive years.

As the key financial advisor for BondStreet, Brian holds a top advising accreditation, personal financial specialist, which covers investments, retirement planning, income tax, estates and trusts, and insurance planning.  As the wealth manager for BondStreet, Brian is responsible for analyzing investments in the world’s markets to create client portfolios.  He is nationally published in The Black Book on Personal Finance on his progressive global targeted asset allocation strategy.  Brian also hosted the On The Money business radio talk show on KKNW 1150 Seattle for 15 weeks.

Robert W. Bauer, CPA, Member and Portfolio Manager
Mr. Bauer joined Madrona Funds, LLC at its inception in September, 2010. He is primarily responsible for the implementation and development of investment strategies for Madrona Funds, LLC. Bob attended the University of Washington and received a Bachelors of Arts Degree in Political Science, later attending Seattle University, Golden Gate University and the University of Washington for Masters courses in Business, Taxation, Special Education and Broadcast Journalism. After various jobs in teaching, banking and the restaurant industry, Bob settled on a career in public accounting and 13 years later started his own CPA firm, which later became Bauer Evans when Brian Evans joined him. Together they grew the firm into the third largest CPA firm in Snohomish County, Washington. Through Bob’s experience as a CPA, he has attained many years of experience in business valuation and has been engaged as a business valuation expert witness in multiple litigation cases.  Bob also holds his Series 65 license as an investment adviser representative for BondStreet.

Kristi R. Henderson, CPA, Member and Portfolio Manager
Mrs. Henderson joined Madrona Funds, LLC at its inception in September, 2010. She is primarily responsible for the implementation and development of investment strategies for Madrona Funds, LLC. Kristi decided to pursue a career in accounting and investment advisory after an internship at Bauer Evans in 2005. As an Academic All-American nominee for the University of Oregon softball team, Kristi graduated with honors in June, 2007 and received a degree in accounting while also taking numerous finance classes. She holds her Series 65 license as an investment advisor representative for BondStreet where she helped create securities trades, ran the performance software and performed various other duties. Kristi has worked at Bauer Evans since October, 2007 where she focused on a full complement of CPA services including income tax planning and preparation, all levels of financial statement engagements, and services for individuals, corporations, LLC’s and non-profits.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in a Fund is available in the SAI.

OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares.  Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares.  The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon Corporation or their affiliates.

The Bank of New York Mellon Corporation, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Funds.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Funds.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)
The Funds calculate NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Funds calculate NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

In calculating NAV, the Funds generally value investment portfolios at market price.  If market prices are unavailable or a Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Funds will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

SHARE TRADING PRICES
The prices of Funds’ shares are based on market price, which may differ from Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.  The Exchange intends to disseminate the approximate value of the portfolio underlying a share of a Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

PREMIUM/DISCOUNT INFORMATION
Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Funds will be made available on the Funds’ website at http://www.advisorshares.com.

DIVIDENDS AND DISTRIBUTIONS
The Funds pay out dividends to shareholders at least annually.  A Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Funds are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve a Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Funds’ trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Funds’ shares because a Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash.  Direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also impose transaction fees on such Creation Unit transactions that are designed to offset the Funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued.  DTC or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies).  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN A FUND
For more information on how to buy and sell shares of a Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Funds’ website at www.advisorshares.com.

INVESTMENTS BY INVESTMENT COMPANIES
The acquisition of shares of the Funds by other investment companies are subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services. If a service provider provides distribution services, a Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor will, in turn, pay the service provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to February 13, 2012.  However, in the event that 12b-1 fees are charged in the future, because a Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.  In that event, the Funds will notify investors by adding disclosure on the Funds’ website and in the Funds’ prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in a Fund.  More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

•	The Funds will, at least annually, distribute substantially all of its net investment income and net capital gains income.

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The income dividends and short-term capital gains distributions you receive from a Fund will be taxed as either ordinary income or qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income.

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Any long-term capital gains distributions you receive from the Funds are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

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Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

•	Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

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If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Investment in Foreign Securities

The Funds may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments.  In addition, the Funds’ investments in foreign securities or foreign currencies may increase or accelerate the Funds’ recognition of ordinary income and may affect the timing or amount of the Funds’ distributions. If more than 50% of a Fund’s assets at fiscal year-end is represented by debt and equity securities of foreign corporations, that Fund intends to elect to permit shareholders who are U.S. citizens, resident aliens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. For the purposes of the foreign tax credit, each such shareholder would include in gross income from foreign sources its pro rata share of such taxes. Certain limitations imposed by the Code may prevent shareholders from receiving a full foreign tax credit or deduction for their allocable amount of such taxes.

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States, the Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business.  The Funds may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met.  The Funds may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.  The provisions applicable to dividends paid to foreign persons would apply to dividends with respect to taxable years of a Fund beginning before January 1, 2012 (unless extended under pending legislation).

Backup Withholding

The Funds will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

Madrona ETFs

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814
Sub-Advisor	Madrona Funds, LLC 2911 Bond Street, Suite 105 Everett, Washington 98201
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Funds are included in the SAI dated February 14, 2011, as supplemented. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports (once available), without charge by calling 877.843.3831 or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland  20814. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in a Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110

ADVISORSHARES TRUST
Madrona Forward Domestic ETF
Madrona Forward International ETF
Madrona Forward Global Bond ETF

(collectively, the “Funds”)

Supplement Dated July 5, 2011
To Statement of Additional Information Dated February 14, 2011

The following information supplements, and should be read in conjunction with, the Funds’ Statement of Additional Information listed above.

Effective immediately, all references in the statement of additional information to Madrona Forward Domestic ETF, Madrona Forward International ETF and Madrona Forward Global Bond ETF shall be  removed and replaced with the following: Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.